UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-08397

THE MARSICO INVESTMENT FUND
(Exact name of registrant as specified in charter)

1200 17th Street, Suite 1600
Denver, CO 80202
 (Address of principal executive offices)(zip code)

Christopher J. Marsico
The Marsico Investment Fund
1200 17th Street, Suite 1600
Denver, CO 80202
(Name and address of agent for service)

Copies to:
Anthony H. Zacharski
Dechert LLP
90 State House Square
Hartford, CT 06103

Registrant's telephone number, including area code: (303)454-5600

Date of fiscal year end: September 30

Date of reporting period: June 30, 2016

Item 1.  Schedule of Investments

Marsico Focus Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2016
(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Application Software
salesforce.com, inc.*	517,874	$41,124,374	6.34%

Biotechnology
Celgene Corporation*	131,784	12,997,856	2.00

Data Processing & Outsourced Services
Visa, Inc. - Cl. A	632,958	46,946,495	7.24

Food Retail
The Kroger Company	603,510	22,203,133	3.42

Footwear
NIKE, Inc. - Cl. B	595,108	32,849,962	5.07

General Merchandise Stores
Dollar Tree, Inc.*	412,301	38,855,246	5.99

Home Entertainment Software
Electronic Arts, Inc.*	433,488	32,841,051	5.06

Home Improvement Retail
The Home Depot, Inc.	287,206	36,673,334	5.66

Internet Retail
Amazon.com, Inc.*	46,447	33,238,402	5.13
The Priceline Group, Inc.*	18,339	22,894,591	3.53
		56,132,993	8.66

Internet Software & Services
Alibaba Group Holding Ltd. Spon. ADR*	481,247	38,273,574	5.90
Alphabet, Inc. - Cl. A*	27,745	19,519,440	3.01
Facebook, Inc. - Cl. A*	401,227	45,852,221	7.07
		103,645,235	15.98

Managed Health Care
UnitedHealth Group, Inc.	243,514	34,384,177	5.30

Packaged Foods & Meats
The Kraft Heinz Company	178,986	15,836,681	2.44

Pharmaceuticals
Pacira Pharmaceuticals, Inc.*	296,895	10,014,268	1.54
Zoetis, Inc.	412,034	19,555,134	3.02
		29,569,402	4.56

Restaurants
Chipotle Mexican Grill, Inc.*	75,844	$30,546,930	4.71%
Domino's Pizza Enterprises Ltd.	133,689	6,879,298	1.06
Starbucks Corporation	588,657	33,624,088	5.19
		71,050,316	10.96

Specialized REITs
Crown Castle International Corp.	185,730	18,838,594	2.91

Specialty Chemicals
The Sherwin-Williams Company	76,422	22,442,849	3.46

TOTAL COMMON STOCKS (Cost $489,993,683)		616,391,698	95.05

SHORT-TERM INVESTMENTS
State Street Institutional U.S. Government Money Market Fund, 0.000%	45,958,564	45,958,564	7.09

TOTAL SHORT-TERM INVESTMENTS (Cost $45,958,564)		45,958,564	7.09

TOTAL INVESTMENTS
(Cost $535,952,247)		662,350,262	102.14

Liabilities, Less Cash and Other Assets		(13,882,046)	(2.14)
NET ASSETS		$648,468,216	100.00%

*	Non-income producing.

See notes to schedules of investments.

Marsico Growth Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2016
(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Application Software
Adobe Systems, Inc.*	93,753	$8,980,600	2.98%
salesforce.com, inc.*	126,967	10,082,449	3.35
		19,063,049	6.33

Automotive Retail
O'Reilly Automotive, Inc.*	19,232	5,213,795	1.73

Biotechnology
Amgen, Inc.	63,039	9,591,384	3.19
Celgene Corporation*	45,615	4,499,007	1.49
		14,090,391	4.68

Data Processing & Outsourced Services
FleetCor Technologies, Inc.*	43,674	6,251,059	2.08
Visa, Inc. - Cl. A	195,369	14,490,519	4.81
		20,741,578	6.89

Food Retail
The Kroger Company	297,258	10,936,122	3.63

Footwear
NIKE, Inc. - Cl. B	190,031	10,489,711	3.48

General Merchandise Stores
Dollar Tree, Inc.*	144,545	13,621,921	4.52

Health Care Services
Laboratory Corporation of America Holdings*	46,035	5,996,980	1.99

Home Entertainment Software
Electronic Arts, Inc.*	152,489	11,552,567	3.83

Home Improvement Retail
The Home Depot, Inc.	96,911	12,374,566	4.11

Hotel & Resort REITs
MGM Growth Properties LLC - Cl. A	151,872	4,051,945	1.35

Hotels, Resorts & Cruise Lines
Royal Caribbean Cruises Ltd.	51,927	3,486,898	1.16

Internet Retail
Amazon.com, Inc.*	19,711	14,105,586	4.68
The Priceline Group, Inc.*	4,728	5,902,482	1.96
		20,008,068	6.64

Internet Software & Services
Alibaba Group Holding Ltd. Spon. ADR*	135,630	$10,786,654	3.58%
Alphabet, Inc. - Cl. A*	12,811	9,012,923	2.99
Facebook, Inc. - Cl. A*	133,205	15,222,667	5.06
		35,022,244	11.63

IT Consulting & Other Services
Accenture PLC - Cl. A	83,894	9,504,351	3.15

Managed Health Care
UnitedHealth Group, Inc.	96,757	13,662,089	4.54

Multi-Sector Holdings
Berkshire Hathaway, Inc. - Cl. B*	65,900	9,541,661	3.17

Packaged Foods & Meats
The Kraft Heinz Company	81,879	7,244,654	2.40
TreeHouse Foods, Inc.*	43,062	4,420,314	1.47
		11,664,968	3.87

Pharmaceuticals
Allergan PLC*	22,091	5,105,009	1.69
Eli Lilly & Company	96,694	7,614,653	2.53
Zoetis, Inc.	198,709	9,430,729	3.13
		22,150,391	7.35

Research & Consulting Services
Nielsen Holdings PLC	124,055	6,447,138	2.14

Restaurants
Chipotle Mexican Grill, Inc.*	29,547	11,900,350	3.95
Starbucks Corporation	182,009	10,396,354	3.45
		22,296,704	7.40

Specialized REITs
Crown Castle International Corp.	73,716	7,477,014	2.48

Specialty Chemicals
The Sherwin-Williams Company	33,651	9,882,289	3.28

TOTAL COMMON STOCKS (Cost $248,637,402)		299,276,440	99.35

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund, 0.000%	3,907,537	3,907,537	1.30

TOTAL SHORT-TERM INVESTMENTS (Cost $3,907,537)		3,907,537	1.30

TOTAL INVESTMENTS (Cost $252,544,939)		303,183,977	100.65

Liabilities, Less Cash and Other Assets		(1,949,918)	(0.65)
NET ASSETS		$301,234,059	100.00%

*	Non-income producing.

See notes to schedules of investments.

Marsico 21st Century Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2016
(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
BE Aerospace, Inc.	91,649	$4,231,893	1.74%

Application Software
Adobe Systems, Inc.*	54,413	5,212,221	2.15
Atlassian Corporation PLC - Cl. A*	29,829	772,571	0.32
Blackbaud, Inc.	60,856	4,132,122	1.70
Mobileye N.V.*	64,247	2,964,357	1.22
salesforce.com, inc.*	118,554	9,414,373	3.88
The Descartes Systems Group, Inc.*	107,200	2,050,321	0.84
		24,545,965	10.11

Automobile Manufacturers
Tesla Motors, Inc.*	10,041	2,131,503	0.88

Automotive Retail
O'Reilly Automotive, Inc.*	23,445	6,355,939	2.62

Biotechnology
Alexion Pharmaceuticals, Inc.*	20,877	2,437,599	1.01
Alkermes PLC*	32,178	1,390,733	0.57
		3,828,332	1.58

Communications Equipment
Palo Alto Networks, Inc.*	27,937	3,426,194	1.41

Construction Materials
Vulcan Materials Company	35,955	4,327,544	1.78

Data Processing & Outsourced Services
Broadridge Financial Solutions, Inc.	43,624	2,844,285	1.17
FleetCor Technologies, Inc.*	35,943	5,144,522	2.12
MasterCard, Inc. - Cl. A	86,574	7,623,706	3.14
Paysafe Group PLC*	557,718	2,908,898	1.20
Vantiv, Inc. - Cl. A*	55,837	3,160,374	1.30
		21,681,785	8.93

Distillers & Vintners
Constellation Brands, Inc. - Cl. A	59,452	9,833,361	4.05

Distributors
LKQ Corporation*	56,336	1,785,851	0.74

Diversified Support Services
Healthcare Services Group, Inc.	135,549	5,609,018	2.31

Environmental & Facilities Services
Stericycle, Inc.*	31,068	$3,234,800	1.33%

General Merchandise Stores
Burlington Stores, Inc.*	126,449	8,435,413	3.47

Health Care Equipment
Dexcom, Inc.*	55,398	4,394,723	1.81
Intuitive Surgical, Inc.*	12,209	8,075,155	3.33
Teleflex, Inc.	21,130	3,746,560	1.54
		16,216,438	6.68

Health Care Facilities
Acadia Healthcare Company, Inc.*	78,555	4,351,947	1.79

Home Entertainment Software
Activision Blizzard, Inc.	31,024	1,229,481	0.50
Electronic Arts, Inc.*	79,725	6,039,966	2.49
		7,269,447	2.99

Hotels, Resorts & Cruise Lines
Norwegian Cruise Line Holdings Ltd.*	140,814	5,610,030	2.31

Internet Retail
Amazon.com, Inc.*	11,873	8,496,556	3.50
Ctrip.com International, Ltd. ADR*	111,376	4,588,691	1.89
NetFlix, Inc.*	38,766	3,546,314	1.46
		16,631,561	6.85

Internet Software & Services
CoStar Group, Inc.*	35,500	7,762,430	3.20
Facebook, Inc. - Cl. A*	85,026	9,716,771	4.00
Scout24 A.G.*	61,007	2,267,668	0.93
		19,746,869	8.13

Investment Banking & Brokerage
The Charles Schwab Corporation	213,432	5,401,964	2.22

Movies & Entertainment
Imax Corporation*	82,553	2,433,662	1.00

Packaged Foods & Meats
Blue Buffalo Pet Products, Inc.*	55,386	1,292,709	0.53
TreeHouse Foods, Inc.*	75,430	7,742,890	3.19
		9,035,599	3.72

Railroads
Genesee & Wyoming, Inc. - Cl. A*	22,906	1,350,309	0.56

Regional Banks
First Republic Bank	107,613	7,531,834	3.10
Signature Bank*	10,000	1,249,200	0.51
		8,781,034	3.61

Research & Consulting Services
Verisk Analytics, Inc. - Cl. A*	49,049	3,976,893	1.64

Restaurants
Domino's Pizza, Inc.	74,021	$9,724,879	4.00%

Soft Drinks
Monster Beverage Corporation*	27,965	4,494,255	1.85

Specialized Finance
Element Financial Corporation	210,906	2,236,474	0.92

Specialized REITs
Crown Castle International Corp.	57,059	5,787,494	2.38

Specialty Chemicals
The Sherwin-Williams Company	15,007	4,407,106	1.81

Specialty Stores
Ulta Salon Cosmetics & Fragrance, Inc.*	12,311	2,999,452	1.23

Wireless Telecommunication Services
SBA Communications Corporation - Cl. A*	38,489	4,154,503	1.71

TOTAL COMMON STOCKS (Cost $184,737,744)		234,037,514	96.35

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund, 0.000%	8,022,970	8,022,970	3.30

TOTAL SHORT-TERM INVESTMENTS (Cost $8,022,970)		8,022,970	3.30

TOTAL INVESTMENTS (Cost $192,760,714)		242,060,484	99.65

Cash and Other Assets, Less Liabilities		840,129	0.35
NET ASSETS		$242,900,613	100.00%

*	Non-income producing.

See notes to schedules of investments.

Marsico International Opportunities Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2016
(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Advertising
JC Decaux S.A.	38,241	$1,289,364	2.00%
REA Group Ltd.	50,257	2,255,423	3.50
		3,544,787	5.50

Airlines
Ryanair Holdings PLC Spon. ADR	25,210	1,753,103	2.72

Airport Services
Aena S.A.	14,262	1,890,434	2.94

Application Software
Constellation Software, Inc.	4,956	1,918,069	2.98
Mobileye N.V.*	27,664	1,276,417	1.98
		3,194,486	4.96

Biotechnology
Alkermes PLC*	17,180	742,520	1.15

Brewers
Anheuser-Busch InBev N.V.	14,637	1,935,543	3.00

Data Processing & Outsourced Services
MasterCard, Inc. - Cl. A	20,184	1,777,403	2.76
Paysafe Group PLC*	367,723	1,917,939	2.98
Wirecard A.G.	43,717	1,925,554	2.99
		5,620,896	8.73

Diversified Banks
HDFC Bank Ltd. ADR	20,796	1,379,815	2.14

General Merchandise Stores
Dollarama, Inc.	28,109	1,962,485	3.05

Health Care Equipment
Medtronic PLC	38,806	3,367,197	5.23

Household Products
Reckitt Benckiser Group PLC	27,145	2,721,871	4.23

Industrial Machinery
FANUC Corporation	8,100	1,317,653	2.05

Internet Retail
Ctrip.com International, Ltd. ADR*	46,457	1,914,028	2.97
Start Today Company Ltd.	26,600	1,406,041	2.18

Yoox Net-A-Porter Group SpA*	43,554	$1,010,827	1.57%
		4,330,896	6.72

Internet Software & Services
Auto Trader Group PLC	264,883	1,252,176	1.94
Facebook, Inc. - Cl. A*	16,385	1,872,478	2.91
Scout24 A.G.*	42,973	1,597,333	2.48
Tencent Holdings Ltd.	135,500	3,111,855	4.83
		7,833,842	12.16

Life & Health Insurance
AIA Group Ltd.	349,600	2,097,862	3.26

Movies & Entertainment
Imax Corporation*	21,707	639,922	0.99

Pharmaceuticals
Allergan PLC*	10,938	2,527,663	3.93
Novo Nordisk A/S - Cl. B	47,512	2,558,658	3.97
		5,086,321	7.90

Publishing
Next Company Ltd.	103,600	927,237	1.44

Research & Consulting Services
Nielsen Holdings PLC	48,317	2,511,035	3.90

Restaurants
Domino's Pizza Enterprises Ltd.	41,407	2,130,700	3.31
Domino's Pizza Group PLC	441,600	1,961,981	3.04
		4,092,681	6.35

Semiconductor Equipment
ASML Holding N.V.	26,077	2,566,971	3.99

Specialized Finance
Element Financial Corporation	241,495	2,560,843	3.98

Trading Companies & Distributors
MISUMI Group, Inc.	106,600	1,924,632	2.99

TOTAL COMMON STOCKS (Cost $56,564,693)		64,003,032	99.38

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund, 0.000%	3,259,850	3,259,850	5.06
State Street Institutional U.S. Government Money Market Fund, 0.000%	3	3	0.00

TOTAL SHORT-TERM INVESTMENTS (Cost $3,259,853)		3,259,853	5.06

TOTAL INVESTMENTS (Cost $59,824,546)		67,262,885	104.44

Liabilities, Less Cash and Other Assets		(2,860,942)	(4.44)
NET ASSETS		$64,401,943	100.00%

*	Non-income producing.

See notes to schedules of investments.

SUMMARY OF INVESTMENTS BY COUNTRY

		Percent of
		Investment
Country	Market Value	Securities
Australia	$4,386,123	6.52%
Belgium	1,935,543	2.88
Canada	7,081,319	10.53
China/Hong Kong	7,123,745	10.59
Denmark	2,558,658	3.80
France	1,289,364	1.92
Germany	3,522,887	5.24
India	1,379,815	2.05
Ireland	2,495,623	3.71
Israel	1,276,417	1.90
Italy	1,010,827	1.50
Japan	5,575,563	8.29
Netherlands	2,566,971	3.81
Spain	1,890,434	2.81
United Kingdom	7,853,967	11.68
United States(1)	15,315,629	22.77
	$67,262,885	100.00%

(1)	Includes short-term securities.

Marsico Flexible Capital Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2016
(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
BAE Systems PLC	2,110,984	$14,778,068	3.42%
Lockheed Martin Corporation	42,947	10,658,157	2.46
		25,436,225	5.88

Automotive Retail
O'Reilly Automotive, Inc.*	59,020	16,000,322	3.70

Biotechnology
Amgen, Inc.	64,158	9,761,640	2.25

Brewers
Molson Coors Brewing Company - Cl. B	142,157	14,376,337	3.32

Cable & Satellite
Liberty Global PLC LiLAC - Cl. C*	32,139	1,044,211	0.24

Casinos & Gaming
Red Rock Resorts, Inc. - Cl. A*	237,222	5,214,140	1.20

Communications Equipment
Cisco Systems, Inc.	472,113	13,544,922	3.13

Data Processing & Outsourced Services
Visa, Inc. - Cl. A	247,486	18,356,037	4.24

Distillers & Vintners
Constellation Brands, Inc. - Cl. A	161,270	26,674,058	6.16

Home Improvement Retail
The Home Depot, Inc.	179,636	22,937,721	5.30

Integrated Telecommunication Services
AT&T, Inc.	151,387	6,541,432	1.51

Internet Software & Services
Alphabet, Inc. - Cl. A*	12,439	8,751,210	2.02
Facebook, Inc. - Cl. A*	140,732	16,082,853	3.72
		24,834,063	5.74

Leisure Facilities
ClubCorp Holdings, Inc.	1,084,273	14,095,549	3.26
Six Flags Entertainment Corporation	158,499	9,185,017	2.12
		23,280,566	5.38

Mortgage REITs
Starwood Property Trust, Inc.	841,739	17,440,832	4.03

Movies & Entertainment
The Walt Disney Company	96,017	$9,392,383	2.17%

Packaged Foods & Meats
TreeHouse Foods, Inc.*	115,312	11,836,777	2.73

Pharmaceuticals
Eli Lilly & Company	103,877	8,180,313	1.89
Johnson & Johnson	89,406	10,844,948	2.51
		19,025,261	4.40

Research & Consulting Services
Nielsen Holdings PLC	343,955	17,875,341	4.13

Restaurants
Domino's Pizza Group PLC	3,550,341	15,773,782	3.64

Specialized Finance
CME Group, Inc.	147,418	14,358,513	3.32

Specialized REITs
Crown Castle International Corp.	211,201	21,422,117	4.95

Technology Hardware, Storage & Peripherals
Apple, Inc.	93,716	8,959,250	2.07

TOTAL COMMON STOCKS (Cost $278,150,277)		344,085,930	79.49

CONVERTIBLE PREFERRED STOCKS
Pharmaceuticals
Allergan PLC, Series A, 5.500%	7,595	6,331,344	1.46

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $6,214,165)		6,331,344	1.46

	Par Value	Value	Percent of Net Assets
CORPORATE BONDS
Advertising
MDC Partners, Inc., 6.500%, 5/1/24	$2,500,000	2,481,250	0.57

Casinos & Gaming
MGM Resorts International, 6.625%, 12/15/21	5,000,000	5,437,500	1.26

General Merchandise Stores
Dollar Tree, Inc., 5.750%, 3/1/23	6,000,000	6,375,000	1.47

Leisure Facilities
ClubCorp Club Operations, Inc., 8.250%, 12/15/23	5,000,000	4,975,000	1.15

Metal & Glass Containers
Ball Corp., 4.000%, 11/15/23	6,000,000	5,910,000	1.37

Pharmaceuticals
Concordia International Corporation, 7.000%, 4/15/23	5,000,000	4,262,500	0.98

Real Estate Development
The Howard Hughes Corporation, 6.875%, 10/1/21	4,000,000	4,030,000	0.93

Research & Consulting Services
IHS, Inc., 5.000%, 11/1/22	$6,000,000	$6,195,000	1.43%

Restaurants
Yum! Brands, Inc., 6.875%, 11/15/37	6,000,000	5,940,000	1.37

Wireless Telecommunication Services
T-Mobile USA, Inc., 6.464%, 4/28/19	4,000,000	4,065,000	0.94

TOTAL CORPORATE BONDS (Cost $48,442,501)		49,671,250	11.47

	Number of Shares	Value	Percent of Net Assets
PREFERRED STOCKS
Diversified Banks
JPMorgan Chase & Co., Series BB, 6.150%	135,072	3,613,176	0.83
Wells Fargo & Company, Series N, 5.200%	172,538	4,480,812	1.04
		8,093,988	1.87

Investment Banking & Brokerage
The Charles Schwab Corporation, Series C, 6.000%	100,212	2,733,783	0.63

Regional Banks
First Niagara Financial Group, Inc., Series B, 8.625%	127,224	3,349,808	0.78
Regions Financial Corporation, Series A, 6.375%	134,281	3,593,360	0.83
		6,943,168	1.61

TOTAL PREFERRED STOCKS (Cost $16,546,496)		17,770,939	4.11

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund, 0.000%	8,138,296	8,138,296	1.88

TOTAL SHORT-TERM INVESTMENTS (Cost $8,138,296)		8,138,296	1.88

TOTAL INVESTMENTS (Cost $357,491,735)		425,997,759	98.41

Cash and Other Assets, Less Liabilities		6,863,241	1.59
NET ASSETS		$432,861,000	100.00%

*	Non-income producing.

See notes to schedules of investments.

Marsico Global Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2016
(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Advertising
JC Decaux S.A.	22,409	$755,560	1.55%

Airlines
Ryanair Holdings PLC Spon. ADR	18,112	1,259,509	2.58

Apparel, Accessories & Luxury Goods
Hermes International	2,098	782,089	1.60

Application Software
salesforce.com, inc.*	22,264	1,767,984	3.62

Automotive Retail
O'Reilly Automotive, Inc.*	5,864	1,589,730	3.26

Biotechnology
Amgen, Inc.	7,682	1,168,816	2.39
Celgene Corporation*	5,714	563,572	1.16
		1,732,388	3.55

Brewers
Anheuser-Busch InBev N.V.	11,221	1,483,824	3.04
SABMiller PLC	11,564	674,401	1.38
		2,158,225	4.42

Casinos & Gaming
Wynn Macau Ltd.	999,200	1,453,123	2.98

Data Processing & Outsourced Services
Visa, Inc. - Cl. A	22,595	1,675,871	3.44
Worldpay Group PLC*	76,804	279,543	0.57
		1,955,414	4.01

Footwear
NIKE, Inc. - Cl. B	29,130	1,607,976	3.29

General Merchandise Stores
Dollar Tree, Inc.*	20,073	1,891,679	3.88
Dollarama, Inc.	25,037	1,748,007	3.58
		3,639,686	7.46

Health Care Equipment
Intuitive Surgical, Inc.*	2,535	1,676,674	3.43

Home Entertainment Software
Electronic Arts, Inc.*	18,912	1,432,773	2.94

Home Improvement Retail
The Home Depot, Inc.	13,427	$1,714,494	3.51%

Household Products
Reckitt Benckiser Group PLC	12,341	1,237,451	2.53

Internet Retail
Amazon.com, Inc.*	2,365	1,692,441	3.47
Ctrip.com International, Ltd. ADR*	38,422	1,582,987	3.24
		3,275,428	6.71

Internet Software & Services
Alibaba Group Holding Ltd. Spon. ADR*	24,576	1,954,529	4.00
Alphabet, Inc. - Cl. A*	2,080	1,463,342	3.00
Auto Trader Group PLC	58,576	276,905	0.57
Facebook, Inc. - Cl. A*	21,263	2,429,936	4.98
Tencent Holdings Ltd.	119,300	2,739,811	5.61
		8,864,523	18.16

IT Consulting & Other Services
Accenture PLC - Cl. A	9,170	1,038,869	2.13

Managed Health Care
UnitedHealth Group, Inc.	11,902	1,680,562	3.44

Pharmaceuticals
Novo Nordisk A/S - Cl. B	26,525	1,428,448	2.93

Research & Consulting Services
Nielsen Holdings PLC	23,455	1,218,956	2.50

Restaurants
Chipotle Mexican Grill, Inc.*	3,671	1,478,532	3.03
Domino's Pizza Enterprises Ltd.	30,764	1,583,038	3.24
Domino's Pizza Group PLC	336,138	1,493,425	3.06
		4,554,995	9.33

Specialized Finance
Element Financial Corporation	48,496	514,258	1.05

Specialty Chemicals
The Sherwin-Williams Company	5,140	1,509,464	3.09

TOTAL COMMON STOCKS (Cost $41,882,560)		48,848,579	100.07

SHORT-TERM INVESTMENTS
State Street Institutional U.S. Government Money Market Fund, 0.000%	2	2	0.00

TOTAL SHORT-TERM INVESTMENTS (Cost $2)		2	0.00

TOTAL INVESTMENTS (Cost $41,882,562)		48,848,581	100.07

Liabilities, Less Cash and Other Assets		(32,553)	(0.07)
NET ASSETS		$48,816,028	100.00%

*    Non-income producing.

See notes to schedules of investments.

SUMMARY OF INVESTMENTS BY COUNTRY

		Percent of
		Investment
Country	Market Value	Securities
Australia	$1,583,038	3.24%
Belgium	1,483,824	3.04
Canada	2,262,265	4.63
China/Hong Kong	7,730,450	15.83
Denmark	1,428,448	2.92
France	1,537,649	3.15
Ireland	1,259,509	2.58
United Kingdom	3,961,725	8.11
United States(1)	27,601,673	56.50
	$48,848,581	100.00%

(1)	Includes short-term securities.

Notes to Schedules of Investments

Investment Valuation — A security traded on a recognized stock exchange is generally valued at the last sale price prior to the closing of the principal exchange on which the security is traded. Securities traded on NASDAQ generally will be valued at the NASDAQ Official Closing Price. If no sale price is reported on the valuation date, the most current bid price will generally be used, with the exception of short option positions which will generally utilize the most current ask price. Other securities for which over-the-counter market quotations are readily available are generally valued at the last sale price. Debt securities that will mature in more than 60 days are generally valued at their bid prices furnished by a pricing service approved by the Board of Trustees of The Marsico Investment Fund (the “Funds”) and subject to review pursuant to procedures established by, and under the general supervision of, the Board of Trustees. Debt securities that will mature in 60 days or less are valued at amortized cost, if it approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by Marsico Capital Management, LLC in accordance with procedures established by, and under the general supervision of, the Funds’ Board of Trustees. The Funds may use pricing services to assist in determining market value. The Board of Trustees has authorized the use of a pricing service to assist the Funds in valuing certain equity securities listed or traded on foreign security exchanges in the Funds’ portfolios in certain circumstances where there is a significant change in the value of related US-traded securities, as represented by, for example, the S&P 500 Index.

“Fair Value Measurements and Disclosures” (the “Fair Value Statement”) defines fair value, establishes a framework for measuring fair value in Generally Accepted Accounting Principles (“GAAP”), and expands disclosures about fair value measurements. Under the Fair Value Statement, various inputs are used in determining the value of the Funds’ investments.

These inputs are summarized into three broad levels and described below:

▪	Level 1 – quoted prices in active markets for identical investments
▪	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, and evaluated quotations obtained from pricing services)
▪	Level 3 – significant unobservable inputs (including the Fund’s assumptions that market participants would use in determining the fair value of investments)

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those investments. Changes in valuation techniques may result in transfers between the levels during the reporting period. The Funds recognize transfers between the levels as of the end of each reporting period and consider securities that are purchased during the reporting period as not having transferred between levels as of the end of the reporting period. In accordance with procedures established by, and under the general supervision of, the Funds’ Board of Trustees, certain equity securities listed or traded on foreign security exchanges in the Funds’ portfolios had a fair valuation adjustment factor applied to their equity prices as of the applicable prior period end and were categorized as Level 2. There were no transfers between each of the three levels during the reporting period. The following is a summary of the fair values of the Funds’ investments in each category and economic sector as of June 30, 2016:

Fund Investments by
Major Security Type	Level 1	Level 2	Level 3	Total
Marsico Focus Fund
Assets
Common Stocks
Consumer Discretionary	$228,682,553	$6,879,298	$-	$235,561,851
Consumer Staples	38,039,814	-	-	38,039,814
Financials	18,838,594	-	-	18,838,594
Health Care	76,951,435	-	-	76,951,435
Information Technology	224,557,155	-	-	224,557,155
Materials	22,442,849	-	-	22,442,849
Short-term Investments	45,958,564	-	-	45,958,564
				$662,350,262

Marsico Growth Fund
Assets
Common Stocks
Consumer Discretionary	87,491,663	-	-	87,491,663
Consumer Staples	22,601,090	-	-	22,601,090
Financials	21,070,620	-	-	21,070,620
Health Care	55,899,851	-	-	55,899,851
Industrials	6,447,138	-	-	6,447,138
Information Technology	95,883,789	-	-	95,883,789
Materials	9,882,289	-	-	9,882,289
Short-term Investments	3,907,537	-	-	3,907,537
				$303,183,977

Marsico 21st Century Fund
Assets
Common Stocks
Consumer Discretionary	56,108,290	-	-	56,108,290
Consumer Staples	23,363,215	-	-	23,363,215
Financials	22,206,966	-	-	22,206,966
Health Care	24,396,717	-	-	24,396,717
Industrials	18,402,913	-	-	18,402,913
Information Technology	71,493,694	5,176,566	-	76,670,260
Materials	8,734,650	-	-	8,734,650
Telecommunication Services	4,154,503	-	-	4,154,503
Short-term Investments	8,022,970	-	-	8,022,970
				$242,060,484

Marsico International Opportunities Fund
Assets
Common Stocks
Consumer Discretionary	$4,516,435	$10,981,573	$-	$15,498,008
Consumer Staples	-	4,657,414	-	4,657,414
Financials	3,940,658	2,097,862	-	6,038,520
Health Care	6,637,380	2,558,658	-	9,196,038
Industrials	4,264,138	5,132,719	-	9,396,857
Information Technology	6,844,367	12,371,828	-	19,216,195
Short-term Investments	3,259,853	-	-	3,259,853
				$67,262,885

Marsico Flexible Capital Fund
Assets
Common Stocks
Consumer Discretionary	77,869,343	15,773,782	-	93,643,125
Consumer Staples	52,887,172	-	-	52,887,172
Financials	53,221,462	-	-	53,221,462
Health Care	28,786,901	-	-	28,786,901
Industrials	28,533,498	14,778,068	-	43,311,566
Information Technology	65,694,272	-	-	65,694,272
Telecommunication Services	6,541,432	-	-	6,541,432
Corporate Bonds	-	49,671,250	-	49,671,250
Convertible Preferred Stocks	6,331,344	-	-	6,331,344
Preferred Stocks	17,770,939	-	-	17,770,939
Short-term Investments	8,138,296	-	-	8,138,296
				$425,997,759

Marsico Global Fund
Assets
Common Stocks
Consumer Discretionary	13,305,846	6,067,235	-	19,373,081
Consumer Staples	-	3,395,676	-	3,395,676
Financials	514,258	-	-	514,258
Health Care	5,089,624	1,428,448	-	6,518,072
Industrials	2,478,465	-	-	2,478,465
Information Technology	11,763,304	3,296,259	-	15,059,563
Materials	1,509,464	-	-	1,509,464
Short-term Investments	2	-	-	2
				$48,848,581

Foreign Currency Translation — The accounting records of the Funds are maintained in US dollars. For valuation purposes, values of securities denominated in foreign currencies are translated into US dollars at 4:00 p.m. Eastern Time. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

Reported realized gains and losses on foreign currency transactions arise from sales of portfolio securities, forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the US dollar equivalent of the amounts actually received or paid.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the end of the reporting period. Net unrealized appreciation or depreciation on investments and foreign currency translations arises from changes in the value of assets and liabilities, including investments in securities at the end of the reporting period, resulting from changes in the exchange rates and changes in market prices of securities held. Transactions in foreign-denominated assets may involve greater risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk.

Federal Income Tax Information — “Accounting for Uncertainty in Income Taxes” (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze all open tax years, fiscal years 2012-2016 as defined by Internal Revenue Service (“IRS”) statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended June 30, 2016, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

At June 30, 2016 gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	Focus Fund	Growth Fund	21ST Century Fund	International Opportunities Fund	Flexible Capital Fund	Global Fund
Cost of Investments	$536,427,767	$252,592,371	$192,874,883	$60,704,724	$358,159,111	$42,273,955

Gross Unrealized Appreciation	$148,282,317	$60,415,793	$56,227,547	$7,571,864	$79,722,042	$7,891,750
Gross Unrealized Depreciation	(22,359,822)	(9,824,187)	(7,041,946)	(1,013,703)	(11,883,394)	(1,317,124)

Net Unrealized Appreciation on Investments	$125,922,495	$50,591,606	$49,185,601	$6,558,161	$67,838,648	$6,574,626

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals.

Item 2.  Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the registrant and by the registrant’s service providers.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s fiscal quarter ended June 30, 2016 that materially affected, or were reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits

(a)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit	Description of Exhibit
A	Certificate of Principal Executive Officer
B	Certificate of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Marsico Investment Fund

By:	/s/ Christopher J. Marsico
Christopher J. Marsico
Executive Vice President and Chief Operating Officer

Date:	August 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher J. Marsico
Christopher J. Marsico
Executive Vice President and Chief Operating Officer

Date:	August 29, 2016

By:	/s/ Neil L. Gloude
Neil L. Gloude
Vice President, Secretary and Treasurer

Date:	August 29, 2016